As filed with the U.S. Securities and Exchange Commission on May 21, 2019

File Nos. 002-91369, 811-04041

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 72	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 73	☒
(Check appropriate box or boxes)

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

One Iron Street

Boston, Massachusetts 02210

(800) 242-0134

(Registrant’s Exact Name, Address and Telephone Number)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It Is Proposed That this Filing Will Become Effective (check appropriate box)

☒	Immediately upon Filing Pursuant to Paragraph (b) of Rule 485
☐	on (date) Pursuant to Paragraph (b) of Rule 485
☐	60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485
☐	on (date) Pursuant to Paragraph (a)(1) of Rule 485
☐	75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485
☐	on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 72 to the Registrant’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Registrant’s PEA No. 71 on Form N-1A filed on April 29, 2019. This PEA No. 72 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 71 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, State Street Variable Insurance Series Funds, Inc. (the “Company”), certifies that it meets all requirements for the effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to the Company’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and Commonwealth of Massachusetts on this 21st day of May, 2019.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President and Director

Pursuant to the requirements of the 1933 Act, this Registration Statement for the Company has been signed below by the following persons in the capacities as indicated on the 21st day of May, 2019:

Signature	Title	Date

/s/ Jeanne M. La Porta Jeanne M. La Porta	President (Principal Executive Officer) and Director	May 21, 2019

/s/ John R. Costantino John R. Costantino*	Director	May 21, 2019

/s/ Ellen M. Needham Ellen M. Needham*	Director	May 21, 2019

/s/ Michael F. Holland Michael F. Holland*	Director	May 21, 2019

/s/ Michael A. Jessee Michael A. Jessee*	Director	May 21, 2019

/s/ Patrick J. Riley Patrick J. Riley*	Director	May 21, 2019

/s/ Richard D. Shirk Richard D. Shirk*	Director	May 21, 2019

/s/ Rina K. Spence Rina K. Spence*	Director	May 21, 2019

/s/ Donna M. Rapaccioli Donna M. Rapaccioli*	Director	May 21, 2019

/s/ Bruce S. Rosenberg Bruce S. Rosenberg	Treasurer (Principal Financial Officer)	May 21, 2019

/s/ Jesse D. Hallee
*By: Jesse D. Hallee
Attorney-in-Fact
Pursuant to Powers of Attorney

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase